Principal Street High Income Municipal Fund
Schedule of Investments
as of November 30, 2023 (Unaudited)

MUNICIPAL BONDS - 90.0%	Par	Value
Arizona - 3.2%
Arizona Industrial Development Authority
6.00%, 07/01/2049 (Obligor: Empower College Prep)	$1,000,000	$962,068
Series A, 7.75%, 07/01/2050 (Obligor: Legacy Cares, Inc,)(b)	1,600,000	96,000
Series A, 6.00%, 07/01/2051 (Obligor: Legacy Cares, Inc.)(b)	540,000	32,400
Series C, 6.75%, 07/01/2030 (Obligor: Legacy Cares, Inc.)(b)	2,000,000	120,000
La Paz County Industrial Development Authority, 7.00%, 12/01/2040 (Obligor: Imperial Valley Gateway Center)	1,535,000	701,116
Maricopa County Industrial Development Authority, 6.00%, 01/01/2048 (Obligor: Christian Care Surprise)	1,595,000	1,108,317
Pima County Industrial Development Authority, 6.63%, 05/15/2031 (Obligor: La Posada Park Centre)(a)	2,000,000	1,986,601
Sierra Vista Industrial Development Authority
Series A, 0.00%, 10/01/2056 (Obligor: Georgetown Community Development Authority)(a)(c)	2,200,000	1,564,306
Series A, 0.00%, 10/01/2056 (Obligor: Georgetown Community Development Authority)(a)(c)	1,000,000	884,551
Series B, 6.25%, 10/01/2036 (Obligor: Georgetown Community Development Authority)	1,500,000	1,195,968
		8,651,327
California - 0.2%
California Pollution Control Financing Authority
7.00%, 07/01/2024 (Obligor: CalPlant I)(b)(d)	1,000,000	50,000
7.50%, 07/01/2032 (Obligor: CalPlant I)(b)(d)	5,065,000	253,250
8.00%, 07/01/2039 (Obligor: CalPlant I)(b)(d)	3,845,000	192,250
7.50%, 12/01/2039 (Obligor: CalPlant I)(b)(d)	2,500,000	125,000
		620,500

Colorado - 6.7%
Aurora Highlands Community Authority Board, 5.75%, 12/01/2051	4,000,000	3,580,147
Banning Lewis Ranch Metropolitan District No. 8, 4.88%, 12/01/2051	2,500,000	1,879,611
Canyon Pines Metropolitan District, Series A-1, 5.25%, 12/01/2051	2,000,000	1,701,936
Cascade Ridge Metropolitan District, 5.00%, 12/01/2051	1,000,000	825,558
Cottonwood Hollow Residential Metropolitan District, 5.00%, 12/01/2051	750,000	601,758
Four Corners Business Improvement District, 6.00%, 12/01/2052	1,000,000	908,021
Grandview Reserve Metropolitan District No. 3
Series A, 6.25%, 12/01/2052	1,500,000	1,401,492
Series B, 9.00%, 12/15/2052	1,000,000	959,509
Ledge Rock Center Commercial Metropolitan District
Series A, 7.38%, 11/01/2052(a)	1,000,000	986,959
Series A, 7.00%, 11/01/2052(a)	1,000,000	986,491
Legato Community Authority, Series B, 8.25%, 12/15/2051	2,000,000	1,789,055
Peak Metropolitan District No. 3, Series A-1, 7.50%, 12/01/2052	1,500,000	1,485,983
Waters' Edge Metropolitan District No. 2, 5.00%, 12/01/2051	1,000,000	823,182
		17,929,703

Florida - 8.3%
Capital Trust Agency, Inc.
10.00%, 06/30/2024 (Obligor: Voans SW Florida Healthcare)(b)	7,950,000	7,552,500
Series A, 6.50%, 10/01/2032 (Obligor: Tuscan Gardens of Palm Coast Obligated Group)(b)	1,090,000	577,700
Series A, 6.75%, 10/01/2037 (Obligor: Tuscan Gardens of Palm Coast Obligated Group)(b)	1,290,000	683,700
Series A, 7.00%, 10/01/2040 (Obligor: Tuscan Gardens of Palm Coast Obligated Group)(b)	1,525,000	808,250
Series A, 7.00%, 12/01/2045 (Obligor: Tallahassee NHHI)(b)	150,000	49,125
Series A, 7.00%, 10/01/2049 (Obligor: Tuscan Gardens of Palm Coast Obligated Group)(b)	1,700,000	901,000
Series A, 7.13%, 12/01/2050 (Obligor: Tallahassee NHHI)(b)	2,000,000	655,000
Series A, 7.00%, 07/01/2052 (Obligor: Tapestry Senior Housing Walden)(b)	2,200,000	484,000
Florida Development Finance Corp., Series B, 12.00%, 11/15/2056 (Obligor: Cabana at Jensen Dunes)(a)(e)	5,025,000	5,273,737
Lake Country, Series A1, 7.13%, 01/01/2052 (Obligor: Village Veranda at Lady Lake Obligated Group)(b)	5,800,000	4,524,000
William G King, 12.00%, 10/01/2024(e)	780,377	780,377
		22,289,389

Illinois - 2.1%
Illinois Finance Authority
Series A, 6.50%, 05/15/2047 (Obligor: Plymouth Place)	1,000,000	1,010,751
Series A, 6.13%, 04/01/2049 (Obligor: Roosevelt University)(a)	2,500,000	2,294,368
Series A, 5.00%, 07/01/2051 (Obligor: Aim Art in Motion)	3,000,000	2,094,310
Series B, 5.00%, 07/01/2024 (Obligor: Aim Art in Motion)	305,000	298,367
		5,697,796

Indiana - 4.0%
Anderson Industrial Economic Development Revenue, 6.00%, 10/01/2042 (Obligor: Anderson University, Inc.)	1,000,000	901,935
Evansville Manufacturing Housing Revenue, 5.45%, 01/01/2038 (Obligor: Evansville RCF LP)(b)	1,500,000	1,186,715
Goshen Manufacturing Housing Revenue, Series A, 5.00%, 08/01/2041 (Obligor: Green Oaks Of Goshen, LLC)	1,500,000	1,176,740
Indiana Finance Authority, 7.00%, 03/01/2039 (Obligor: Brightmark Plastics Renewal)(d)	6,160,000	4,503,604
Indiana Housing & Community Development Authority, 6.75%, 01/01/2043 (Obligor: Vita Of New Whiteland, LLC)	500,000	484,360
Valparaiso Manufactured Housing Revenue, 5.38%, 12/01/2041 (Obligor: Green Oaks Of Valparaiso)	3,500,000	2,647,868
		10,901,223

Iowa - 1.3%
Iowa Finance Authority
5.00%, 09/01/2051 (Obligor: Sunrise Manor)	1,000,000	715,152
5.00%, 12/01/2051 (Obligor: Riserville Holdings)(d)	3,575,000	2,667,578
		3,382,730

Kentucky - 3.0%
Falmouth Solid Waste Disposal Facilities Revenue, 8.50%, 06/01/2040 (Obligor: Texas Bluegrass Biofuels, LLC)(a)	8,875,000	8,149,681

Louisiana - 0.8%
Louisiana Public Facilities Authority
Series A, 6.00%, 06/01/2037 (Obligor: Jefferson Rise Charter School)(a)	480,000	456,173
Series A, 6.25%, 06/01/2052 (Obligor: Jefferson Rise Charter School)(a)	1,000,000	933,516
Series A, 6.38%, 06/01/2052 (Obligor: Grambling High Foundation)(a)	770,000	726,258
		2,115,946

Maine - 1.3%
Maine Finance Authority, 8.00%, 12/01/2051 (Obligor: Go Lab Madison, LLC)(d)	5,500,000	3,566,200

Maryland - 0.2%
Maryland Economic Development, 5.75%, 09/01/2025 (Obligor: Consol Marine Terminals)	500,000	500,702

Massachusetts - 0.4%
Massachusetts Development Finance Agency, 5.00%, 07/01/2051 (Obligor: Ascentria Care Alliance)	1,250,000	980,401

Mississippi - 1.6%
Mississippi Development Bank, 3.63%, 11/01/2036	1,000,000	889,659
Tunica County, 6.00%, 10/01/2040	3,850,000	3,408,533
		4,298,191

New Jersey - 0.0%(f)
New Jersey Economic Development Authority, 7.00%, 09/01/2047 (Obligor: Kintock Obligated Group)	65,000	65,478

New York - 6.4%
Build NYC Resource Corp.
Series A-1, 7.63%, 02/01/2053 (Obligor: Voices of Community Activists)	1,815,000	1,756,124
Series A-2, 8.13%, 02/01/2026 (Obligor: Voices of Community Activists)	300,000	297,832
Series B, 7.63%, 02/01/2026 (Obligor: Voices of Community Activists)(a)	1,690,000	1,680,341
Erie Tobacco Asset Securitization Corp.
0.00%, 06/01/2055(g)	6,000,000	419,383
0.00%, 06/01/2060(g)	115,000,000	6,733,124
New York City Municipal Water Finance Authority, 5.00%, 06/15/2044	1,035,000	1,122,056
New York Counties Tobacco Trust IV, Series F, 0.00%, 06/01/2060(g)	50,000,000	3,129,430
New York Transportation Development Corp., 6.00%, 06/30/2054 (Obligor: JFK NTO LLC)(d)	1,000,000	1,062,960
Ulster County Capital Resource Corp.
5.25%, 09/15/2047 (Obligor: Woodland Pond)	550,000	398,805
5.25%, 09/15/2053 (Obligor: Woodland Pond)	920,000	640,423
		17,240,479

Ohio - 0.8%
Southern Ohio Port Authority, Series A, 7.00%, 12/01/2042 (Obligor: PureCycle Ohio)(d)	2,600,000	2,005,201

Oklahoma - 2.9%
Atoka Industrial Development Authority
8.00%, 08/01/2039 (Obligor: Gladieux Metals Recycling)(d)	6,900,000	6,914,312
Series A, 8.00%, 08/01/2039 (Obligor: Gladieux Metals Recycling)	750,000	751,556
		7,665,868

Pennsylvania - 2.4%
Pennsylvania Economic Development Financing Authority
Series A, 6.50%, 12/01/2038 (Obligor: Tapestry Moon)(b)	2,950,000	1,124,688
Series A, 9.00%, 04/01/2051 (Obligor: Consol Energy)(d)(h)	4,000,000	4,391,330
Series A, 6.75%, 12/01/2053 (Obligor: Tapestry Moon)(b)	2,650,000	1,010,313
		6,526,331

Puerto Rico - 3.7%
Children's Trust Fund
0.00%, 05/15/2057(g)	42,000,000	3,103,997
Series B, 0.00%, 05/15/2057(g)	120,000,000	6,722,424
Commonwealth of Puerto Rico, 0.00%, 11/01/2051(h)	0	0
		9,826,421

South Carolina - 5.4%
City of Hardeeville, 4.00%, 05/01/2052	700,000	484,082
South Carolina Jobs-Economic Development Authority
4.00%, 11/15/2027 (Obligor: Upstate Senior Living Obligated Group)	25,000	24,062
6.00%, 02/01/2035 (Obligor: Repower S. Berkeley)(b)(d)	1,000,000	100,000
Series A, 7.00%, 11/01/2038 (Obligor: Jasper Pellets)(b)(d)	1,500,000	1,425,000
Series A, 7.00%, 05/01/2039 (Obligor: AAC East)(d)	3,500,000	2,784,635
Series A, 6.50%, 06/01/2051 (Obligor: Last Step Recycling, LLC)(b)(d)	2,000,000	1,474,909
Series A, 5.00%, 06/15/2051 (Obligor: Virtus Academy)	1,330,000	1,015,013
Series A, 5.00%, 06/15/2056 (Obligor: Virtus Academy)	1,100,000	820,315
Series A, 7.75%, 10/01/2057 (Obligor: CR River Park)	6,150,000	6,493,674
		14,621,690

Tennessee - 1.1%
Knox County Industrial Development Board, 9.50%, 11/01/2052 (Obligor: TomPaul Knoxville, LLC)(a)(d)	1,000,000	991,269
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1, 7.50%, 04/01/2049 (Obligor: Trousdale Foundation Obligated Group)(b)	1,140,000	11,400
Shelby County Health Educational & Housing Facilities Board, Series A, 5.75%, 10/01/2059 (Obligor: Luke Obligated Group)	3,000,000	2,070,910
		3,073,578

Texas - 17.1%
Angelina & Neches River Authority, 7.50%, 12/01/2045 (Obligor: Jefferson Enterprises Energy)(d)	11,900,000	8,048,103
Arlington Higher Education Finance Corp.
6.13%, 02/15/2053 (Obligor: Odyssey 2020 Academy)	500,000	479,328
6.38%, 06/01/2062 (Obligor: The Magellan School)(a)	1,000,000	1,004,867
Brazoria County Industrial Development Corp.
9.00%, 03/01/2039 (Obligor: Gladieux Metals Recycling)(d)	4,275,000	4,463,466
Series A, 9.00%, 03/01/2039 (Obligor: Gladieux Metals Recycling)(d)	3,330,000	3,476,805
Series B, 7.00%, 03/01/2039 (Obligor: Gladieux Metals Recycling)(d)	1,250,000	1,145,937
Calhoun County Navigation Industrial Development Authority
Series A, 3.63%, 07/01/2026 (Obligor: Max Midstream Texas, LLC)(d)	1,500,000	1,381,857
Series B, 6.50%, 07/01/2026 (Obligor: Max Midstream Texas, LLC)	1,000,000	942,858
Jefferson County Industrial Development Corp., 7.75%, 04/01/2039 (Obligor: TRP Crude Marketing)	900,000	787,728
Kountze Economic Development Corp., 15.00%, 11/01/2027 (Obligor: Allegiant Industrial)(a)	3,550,000	4,047,957
New Hope Cultural Education Facilities Finance Corp.
Series A, 6.50%, 10/01/2033 (Obligor: Outlook At Windhaven)	1,500,000	1,455,432
Series A-2, 6.50%, 01/01/2031 (Obligor: Sanctuary LTC, LLC)	2,500,000	1,630,693
Series B, 2.00%, 11/15/2061 (Obligor: Buckingham Senior Living Obligated Group)(h)	2,365,425	873,424
Port Beaumont Navigation District, 8.00%, 02/01/2039 (Obligor: Allegiant Industrial Island)(a)(d)	7,285,000	6,876,195
San Antonio Education Facilities Corp.
Series A, 5.00%, 10/01/2041 (Obligor: Hallmark University)	840,000	691,108
Series A, 5.00%, 10/01/2051 (Obligor: Hallmark University)	2,000,000	1,528,480
Series B, 5.25%, 10/01/2028 (Obligor: Hallmark University)	275,000	266,860
Tarrant County Cultural Education Facilities Finance Corp.
6.88%, 11/15/2055 (Obligor: MRC Senior Living Fort Worth)	2,600,000	2,312,740
Series A, 6.75%, 11/15/2051 (Obligor: MRC Senior Living Fort Worth)	5,000,000	4,416,168
Series B, 6.38%, 02/15/2041 (Obligor: CC Young Memorial Home)(b)	550,000	302,500
Woodloch Health Facilities Development Corp., Series A1, 6.75%, 12/01/2051 (Obligor: Senior Care Living VII)(a)(b)	3,573,081	71,462
		46,203,966

Utah - 1.6%
Jordanelle Ridge Public Infrastructure District No 2, 7.75%, 03/01/2054(a)	2,000,000	2,003,960
Utah Charter School Finance Authority
Series A, 5.38%, 07/15/2042 (Obligor: Rockwell Charter High School)	905,000	767,586
Series A, 5.50%, 07/15/2047 (Obligor: Rockwell Charter High School)	1,460,000	1,228,426
Series B, 6.63%, 07/15/2047 (Obligor: Rockwell Charter High School)	300,000	260,115
		4,260,087

Washington - 1.2%
Washington State Housing Finance Commission
6.38%, 07/01/2063 (Obligor: Seattle Academy Of Arts)(a)	900,000	963,612
Series A, 5.00%, 07/01/2038 (Obligor: Lutheran Retirement Home Obligated Group)	1,075,000	855,355
Series A, 4.00%, 01/01/2057 (Obligor: Eliseo Obligated Group)	2,000,000	1,296,393
		3,115,360

West Virginia - 2.3%
West Virginia Economic Development Authority
8.75%, 02/01/2036 (Obligor: Entsorga West Virginia)(b)(d)	1,000,000	800,000
7.63%, 12/01/2040 (Obligor: Empire Trimodal Terminal)	6,800,000	5,409,024
		6,209,024

Wisconsin - 12.0%
Public Finance Authority
5.50%, 05/01/2039 (Obligor: Cedars Obligated Group)	1,210,000	1,003,553
5.75%, 05/01/2054 (Obligor: Cedars Obligated Group)	7,950,000	6,237,574
Series A, 7.50%, 06/01/2025 (Obligor: Dreamhouse 'Ewa Beach)(a)	1,000,000	975,928
Series A, 5.75%, 06/01/2025 (Obligor: Dreamhouse 'Ewa Beach)(a)	675,000	675,540
Series A, 7.05%, 09/01/2046 (Obligor: Austin FBO LLC)(d)(h)	9,090,000	8,861,006
Series A, 6.85%, 10/01/2047 (Obligor: Proton International Alabama LLC)(b)	400,000	80,000
Series A, 6.13%, 02/01/2048 (Obligor: Explore Academy)	1,550,000	1,333,547
Series A, 6.63%, 06/01/2052 (Obligor: Discovery Charter School)(a)	900,000	852,219
Series A, 5.88%, 06/01/2052 (Obligor: Coral Academy Of Science)(a)	600,000	574,066
Series A, 6.00%, 06/15/2052 (Obligor: Shining Rock Classical)	900,000	822,412
Series A-1, 7.38%, 01/01/2050 (Obligor: Trinity Regional Hospital)(b)(e)	12,425,000	8,753,413
Wisconsin Health & Educational Facilities Authority
Series C, 7.00%, 07/01/2043 (Obligor: Chiara Communities, Inc.)	505,000	359,316
Series C, 7.50%, 07/01/2053 (Obligor: Chiara Communities, Inc.)	2,500,000	1,792,949
		32,321,523
TOTAL MUNICIPAL BONDS (Cost $303,389,185)		242,218,795

CORPORATE BONDS - 8.6%	Par	Value
CalPlant I LLC, 15.00%, 07/01/2025(a)(b)(e)	1,290,000	1,290,000
CalPlant I, LLC, 9.50%, 08/21/2024(a)(b)(e)	3,000,000	3,000,000
LSC Estero Prime, 12.00%, 04/30/2024(e)	1,250,000	1,250,000
Sundland Medical Foundation, 12.00%, 10/20/2024(b)(e)	10,000,000	10,000,000
Sunland Medical Foundation, 12.00%, 02/29/2024(b) (e)	7,803,261	7,803,261
TOTAL CORPORATE BONDS (Cost $23,237,088)		23,343,261

CONVERTIBLE PREFERRED STOCKS - 1.9%	Shares	Value
Next Renewable Fuels, Series A, 0.00%(e)	7	5,083,502
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,083,650)		5,083,502

SHORT-TERM INVESTMENTS - 0.0%(f)	Shares	Value
Money Market Funds - 0.0%(f)
First American Government Obligations Fund - Class X, 5.29%(i)	1,059	1,059
TOTAL SHORT-TERM INVESTMENTS (Cost $1,059)		1,059

TOTAL INVESTMENTS - 100.5% (Cost $331,710,983)		$270,646,617
Liabilities in Excess of Other Assets - (0.5)%		(1,344,600)
TOTAL NET ASSETS - 100.0%		$269,302,017

Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2023, the value of these securities total $56,802,557 or 21.1% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Step coupon bond. The rate disclosed is as of November 30, 2023.
(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2023, the total value of securities subject to the AMT was $67,560,866 or 25.1% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $43,234,290 or 16.1% of net assets as of November 30, 2023.

(f)	Represents less than 0.05% of net assets.
(g)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(h)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2023.

(i)	The rate shown represents the 7-day effective yield as of November 30, 2023.

Principal Street High Income Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$227,411,268	$14,807,527	$242,218,795
Corporate Bonds	–	–	23,343,261	23,343,261
Convertible Preferred Stocks	–	–	5,083,502	5,083,502
Money Market Funds	1,059	–	–	1,059
Total Investments	$1,059	$227,411,268	$43,234,290	$270,646,617

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of August 31, 2023	$33,360,652
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	-
Net purchases	9,873,638
Transfers into and/or out of Level 3	-
Balance as of November 30, 2023	$43,234,290
Change in unrealized appreciation/depreciation during the period for Level 3 investments as of November 30, 2023	$-

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of November 30, 2023:

Security Description	Security Type	Fair Value as of August 31, 2023	Valuation Technique	Unobservable Input*	Range	Weighted Average
CalPlant I, LLC, 9.50%, 08/21/2024	Corporate Bond	$3,000,000	Liquidation Approach	Recovery Rate	100%	100%
CalPlant I, LLC, 15.00%, 07/01/2025	Municipal Bond	1,290,000	Liquidation Approach	Recovery Rate	100%	100%
Florida Development Finance Corp., Series B, 12.00%, 11/15/2056	Municipal Bond	5,273,737	Discounted Cash Flow	Discount Rate	11.4%	100%
LSC Estero Prime, 12.00%, 04/30/2024	Corporate Bond	1,250,000	Refinance Approach	Recovery Rate	100%	100%
Next Renewable Fuels, Series A	Convertible Preferred Stock	5,083,502	Acquisition Cost	Recovery Rate	100%	100%
Sunland Medical Foundation, 12.00%, 02/29/2024	Corporate Bond	7,803,261	Liquidation Approach	Recovery Rate	100%	100%
Sunland Medical Foundation, 12.00%, 10/20/2024	Corporate Bond	10,000,000	Liquidation Approach	Recovery Rate	100%	100%
William G King, 12.00%, 10/01/2024	Municipal Bond	780,377	Acquisition Cost	Recovery Rate	100%	100%
Wisconsin Public Finance Authority, Series A-1, 7.375%, 01/01/2050	Municipal Bond	8,753,413	Liquidation Approach	Recovery Rate	70.5%	100%